Stockholders’ Equity (Details Narrative) - USD ($)								2 Months Ended	9 Months Ended		12 Months Ended
	Dec. 07, 2021	Jan. 14, 2021	Jan. 04, 2021	Jan. 03, 2021	Dec. 07, 2020	Nov. 20, 2020	Nov. 13, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2019	Aug. 31, 2019
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized																50,000,000
Preferred stock, shares issued								0	0		0
Preferred stock, shares outstanding								0	0		0				8,000,000
Common stock, par value								$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued								35,216,000	35,216,000		35,216,000	35,216,000
Common stock, shares outstanding								35,216,000	35,216,000		35,216,000	35,216,000
Stock issued during the period										$ 9,900,205	$ 9,900,206	$ 4,304,900
Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Units issued during the period, shares
Stock issued during the period
Big Cypress Acquisition Corp [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized								1,000,000	1,000,000		1,000,000
Preferred stock, par value								$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued								0	0		0
Preferred stock, shares outstanding								0	0		0
Common stock, shares authorized								50,000,000	50,000,000		50,000,000
Common stock, par value		$ 0.0001						$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued								2,875,000	3,292,200		2,875,000
Common stock, shares outstanding								2,875,000	3,292,200		2,875,000
Common stock shares redemption									11,500,000		0
Agreement description		In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the trust account to below the lesser of (i) $10.10 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the trust account, if less than $10.10 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the trust account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of this offering against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether its Sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Company’s Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that its Sponsor would be able to satisfy those obligations.						The Company’s initial stockholder has agreed not to transfer, assign or sell 50% of its founder shares until the earlier to occur of (A) six months after the completion of the Company’s initial business combination or (B) the date the last sale price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the Company’s initial business combination, and not to transfer, assign or sell the remaining 50% of the founder shares until six months after the completion of the Company’s initial business combination, or earlier, if, in either case, subsequent to the Company’s initial business combination, the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial stockholders with respect to any founder shares.	The Company’s initial stockholder has agreed not to transfer, assign or sell 50% of its founder shares until the earlier to occur of (A) six months after the completion of the Company’s initial business combination or (B) the date the last sale price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the Company’s initial business combination, and not to transfer, assign or sell the remaining 50% of the founder shares until six months after the completion of the Company’s initial business combination, or earlier, if, in either case, subsequent to the Company’s initial business combination, the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial stockholders with respect to any founder shares.
Shares issued price per share			$ 0.008			$ 0.012
Units issued during the period, shares						2,156,250
Stock issued during the period						$ 25,000
Shares forfeited during the period								375,000
Shares exercised during the period			375,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.01						$ 0.01			$ 0.01
Big Cypress Acquisition Corp [Member] | Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Agreement description								In addition, if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial business combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Company’s Sponsor or its affiliates, without taking into account any founder shares held by the Company’s Sponsor or its affiliates, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial business combination on the date of the consummation of the initial business combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the initial business combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption of warrants” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Big Cypress Acquisition Corp [Member] | Sponsor [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding			2,630,625
Shares forfeited during the period			343,125
Big Cypress Acquisition Corp [Member] | Ladenburg and Certain Employees [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares forfeited during the period			31,875
Big Cypress Acquisition Corp [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued price per share		$ 11.50							$ 12.50
Big Cypress Acquisition Corp [Member] | Founder Shares [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding				2,875,000
Shares forfeited during the period				375,000
Big Cypress Acquisition Corp [Member] | Founder Shares [Member] | Sponsor [Member]
Subsidiary or Equity Method Investee [Line Items]
Agreement description			The Sponsor has agreed not to transfer, assign or sell 50% of its founder shares until the earlier to occur of (A) six months after the completion of the Company’s initial business combination or (B) the date the last sale price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the Company’s initial business combination, and the remaining 50% of the founder shares until six months after the completion of the Company’s initial business combination, or earlier, if, in either case, subsequent to the Company’s initial business combination, the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Shares issued price per share							$ 0.012
Units issued during the period, shares							2,156,250
Stock issued during the period							$ 25,000
Shares forfeited during the period	161,719		28,750		161,719
Big Cypress Acquisition Corp [Member] | Founder Shares [Member] | Sponsor [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares forfeited during the period					161,719
Big Cypress Acquisition Corp [Member] | Representative Shares [Member] | Ladenburg and Certain Employees [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding			244,375
Shares issued price per share	$ 0.012		$ 0.008		$ 0.012
Units issued during the period, shares	161,719		28,750		161,719
Stock issued during the period	$ 1,875		$ 230		$ 1,875
Shares forfeited during the period			28,750	31,875
Shares exercised during the period			28,750	31,875
Big Cypress Acquisition Corp [Member] | Representative Shares [Member] | Ladenburg and Certain Employees [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued price per share					$ 0.012
Units issued during the period, shares					161,719
Stock issued during the period					$ 1,875